Capital management	3 Months Ended
Jan. 31, 2026
Text Block [Abstract]
Capital management

Note 13 Capital management
Regulatory capital and capital ratios
OSFI formally establishes risk-based capital and leverage minimums and Total Loss Absorbing Capacity (TLAC) ratios for deposit-taking institutions in Canada. During the first quarter of 2026, we complied with all applicable capital, leverage and TLAC requirements, including the Domestic Stability Buffer, imposed by OSFI.

	As at
(Millions of Canadian dollars, except percentage amounts)	January 31 2026	October 31 2025
Capital (1)
CET1 capital	$100,415	$98,748
Tier 1 capital	111,549	110,393
Total capital	123,732	122,399
Risk-weighted assets (RWA) used in calculation of capital ratios (1)
Credit risk	$593,247	$590,306
Market risk	40,498	41,506
Operational risk	100,948	98,413
Total RWA	$734,693	$730,225
Capital ratios and Leverage ratio (1)
CET1 ratio	13.7%	13.5%
Tier 1 capital ratio	15.2%	15.1%
Total capital ratio	16.8%	16.8%
Leverage ratio	4.4%	4.4%
Leverage ratio exposure	$2,516,801	$2,491,090
TLAC available and ratios (2)
TLAC available	$227,152	$230,385
TLAC ratio	30.9%	31.5%
TLAC leverage ratio	9.0%	9.2%

(1)	Capital, RWA and capital ratios are calculated using OSFI’s Capital Adequacy Requirements (CAR) guideline and the Leverage ratio is calculated using OSFI’s Leverage Requirements (LR) guideline. Both the CAR guideline and LR guideline are based on the Basel III framework.
(2)	TLAC available and TLAC ratios are calculated using OSFI’s TLAC guideline. The TLAC standard is applied at the resolution entity level which for us is deemed to be Royal Bank of Canada and its subsidiaries. A resolution entity and its subsidiaries are collectively called a resolution group. The TLAC ratio and TLAC leverage ratio are calculated using TLAC available as a percentage of total RWA and leverage exposure, respectively.